Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
We engage in business transactions with certain related parties which may include (i) De Agostini or entities directly or indirectly controlled by De Agostini, (ii) other entities and individuals capable of exercising control, joint control, or significant influence over us, and (iii) our unconsolidated subsidiaries or joint ventures. Members of the Board, executives with authority for planning, directing, and controlling the activities of the Company and such Directors’ and executives’ close family members are also considered related parties. We may make investments in such entities, enter into transactions with such entities, or both.
De Agostini Group

De Agostini has a controlling interest in Brightstar. As of December 31, 2025, De Agostini had an economic interest of approximately 45.7% (excluding treasury shares) and, due to its election to exercise the special voting shares associated with its ordinary shares pursuant to the Loyalty Plan, a voting interest of approximately 62.7% of the total voting rights (excluding treasury shares).

Amounts receivable from De Agostini and subsidiaries of De Agostini (collectively, the “De Agostini Group”) are non-interest bearing. Transactions with the De Agostini Group include payments for support services provided and office space rented pursuant to a lease entered into prior to the formation of the Company.

Related party amounts due to or from the De Agostini Group are as follows:

	December 31,
($ in millions)	2025	2024
Trade receivables	—	—
Trade payables	2	2
PlayDigital Synthetic Equity Award Program

On March 9, 2022, Enrico Drago, then Chief Executive Officer of the PlayDigital business and immediate family member of Marco Drago, a member of the Board up until May 14, 2024, was granted a synthetic equity award pursuant to the PlayDigital Equity Award Program designed to align the incentives of certain employees of the Company’s PlayDigital business with the growth in the valuation of such business. The synthetic equity award was scheduled to vest in three, four, and five years after the grant date with tranche percentages of 35%, 25%, and 40% and could be settled in equity or cash.

On March 27, 2024, Enrico Drago’s synthetic equity award was modified to change the valuation methodology applicable to the award and to allow for the continued vesting of the award in consideration of his new role as a member of the Board following his resignation from the role of Chief Executive Officer of the PlayDigital Business and the planned sale or other disposition of the PlayDigital business.

On June 25, 2025, Enrico Drago’s synthetic equity award was modified to accelerate the vesting upon the sale of IGT Gaming and change the valuation methodology to align the award with the other plan participant. The award was cash settled in 2025 for $6 million.
Unconsolidated Subsidiaries, Partnerships and Joint Ventures

From time to time, we make strategic investments in publicly traded and privately held companies that develop software, hardware, and other technologies or provide services supporting its technologies. We may also purchase from or make sales to these organizations.
Ringmaster S.r.l.

We have a 50% interest in Ringmaster S.r.l. (“Ringmaster”), an Italian joint venture, that is accounted for using the equity method of accounting. Ringmaster provides software development services pursuant to an agreement dated December 7, 2011. Our investment in Ringmaster was $1 million at December 31, 2025 and 2024.

We incurred $14 million, $11 million, and $14 million in expenses to Ringmaster for the years ended December 31, 2025, 2024, and 2023, respectively, which include amounts from continuing and discontinued operations.
Connect Ventures One LP and Connect Ventures Two LP

Historically, we held investments in two venture capital funds, Connect Ventures One LP and Connect Ventures Two LP (the “Connect Ventures”), accounted for as equity method investments. De Agostini holds an investment in the Connect Ventures, and Nicola Drago, an immediate family member of Enrico Drago, a member of the Parent’s board of directors, held a 10% ownership interest in, and is a non-executive member of, Connect Ventures LLP, the fund that manages Connect Ventures.

During the year ended December 31, 2024, the Company sold 100% of its investment in Connect Ventures One LP which resulted in a gain of $2 million and is recorded as income in Other expense, net in the Consolidated Statements of Operations. Our investment in Connect Ventures Two LP was $5 million and $6 million at December 31, 2025 and 2024, respectively. In November 2025, the partners agreed to exercise their options to extend the life of the fund by two years.